Expense Example - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - Fidelity SAI Conservative Income Municipal Bond Fund - Fidelity SAI Conservative Income Municipal Bond Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 20
3 years	72
5 years	130
10 years	$ 300